Equity (Tables)	3 Months Ended
Mar. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expenses
	Three Months Ended March 31,
	2022	2021
	U.S $ in thousands

Cost of sales	$900	$634
Research and development, net	1,786	1,424
Selling, general and administrative	5,847	5,147
Total stock-based compensation expenses	$8,533	$7,205

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2022	$1,732,368	$28.85
Granted	-	-
Exercised	(12,829)	12.02
Forfeited	(13,605)	25.11
Options outstanding as of March 31, 2022	1,705,934	29.01
Options exercisable as of March 31, 2022	$1,374,696	$32.04

Schedule of RSUs and PSUs activity
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2022	$3,082,798	$26.36
Granted	1,377,792	22.13
Vested	(721,316)	27.30
Forfeited	(68,830)	26.87
Unvested as of March 31, 2022	$3,670,444	$24.58

Schedule of accumulated other comprehensive income (loss)
	Three Months Ended March 31, 2022
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive income (loss) before reclassifications	271	(702)	(431)
Amounts reclassified from accumulated other comprehensive loss	(622)	-	(622)
Other comprehensive income (loss)	(351)	(702)	(1,053)
Balance as of March 31, 2022	$1,221	$(11,045)	$(9,824)
	Three Months Ended March 31, 2021
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive income (loss) before reclassifications	1,607	(961)	646
Amounts reclassified from accumulated other comprehensive loss	566	-	566
Other comprehensive income (loss)	2,173	(961)	1,212
Balance as of March 31, 2021	$500	$(8,134)	$(7,634)